Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Accounts receivable allowances	$ 1,100	$ 1,100
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000
Common stock, issued	5,029,920	4,977,418
Common stock, outstanding	5,029,920	4,977,418